Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				3 Months Ended		12 Months Ended
	Aug. 13, 2020	Apr. 03, 2020	Aug. 05, 2019	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2018
Temporary Equity [Line Items]
Fair value of Warrants								$ 4,152	$ 0	$ 48,440	$ 6
Net proceeds from issuance of preferred stock											40,498
Other income(expense)								$ (4,655)	$ (6,411)	(54,643)	$ (3,297)
Tranche Right [Member]
Temporary Equity [Line Items]
Number of convertible preferred stock				17,781,234
Other income(expense)				$ 1,600
Warrant [Member]
Temporary Equity [Line Items]
Liability at fair value										700
Loss classified within other income (expense)										$ (34,600)
Initial Issuance Date [Member]
Temporary Equity [Line Items]
Fair value of Warrants			$ 100
Subsequent Issuance Date [Member]
Temporary Equity [Line Items]
Fair value of Warrants			$ 100
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Warrants issued, number of preferred stock callable (in shares)			37,285									24,856
Exercise price per share			$ 16.14									$ 16.14
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Warrants issued, number of preferred stock callable (in shares)		3,174,187
Exercise price per share		$ 0.47
Warrant term		10 years
Issuance of redeemable convertible preferred stock upon exercise of warrant (in shares)				17,781,234	26,700,658	12,179,245	31,773,617
Convertible preferred stock, price per share				$ 0.47	$ 0.47	$ 0.47	$ 0.47
Net proceeds from issuance of preferred stock				$ 8,400	$ 12,500	$ 5,800	$ 15,100
Series B Redeemable Convertible Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Stock issuance costs				$ 100	$ 100	$ 100	$ 100
Series B Redeemable Convertible Preferred Stock [Member] | Tranche Right [Member]
Temporary Equity [Line Items]
Issuance of redeemable convertible preferred stock upon exercise of warrant (in shares)						43,952,862	43,952,862
Convertible preferred stock, price per share						$ 0.47	$ 0.47
Additional optional shares exercisable	$ 0.47